Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense

in	2013	2012	2011
Deferred compensation expense (CHF million)
Share awards	814	786	767
Performance share awards	590	366	0
Plus Bond awards [1]	37	–	–
2011 Partner Asset Facility awards [2]	77	677	0
Adjustable Performance Plan share awards	31	74	0
Adjustable Performance Plan cash awards	4	286	1,106
Restricted Cash Awards	145	165	253
Scaled Incentive Share Units	41	97	415
Incentive Share Units [3]	(3)	62	174
2008 Partner Asset Facility awards [2]	93	173	3
Other cash awards	434	362	334
Discontinued operations	(21)	(23)	(21)
Total deferred compensation expense	2,242	3,025	3,031

Total shares delivered (million)
Total shares delivered	33.7	31.6	24.2
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
3 Includes forfeitures.

Additional information
Estimated unrecognized deferred compensation

end of	2013
Estimated unrecognized compensation expense (CHF million)
Share awards	804
Performance share awards	221
Plus Bond awards	18
Adjustable Performance Plan share awards	11
Adjustable Performance Plan cash awards	13
Restricted Cash Awards	136
Other cash awards	111
Total	1,314

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2014 for 2013.

Share options | Share option plan
Share-based compensation disclosures
Share-based award activities
Share option activities

	2013		2012		2011
	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF
Share options
Balance at beginning of period	5.3	32.59	16.9	51.00	29.8	64.58
Exercised	0.0	0.00	0.0	0.00	(0.1)	31.78
Forfeited	(0.1)	70.90	0.0	0.00	0.0	0.00
Expired	(4.8)	30.59	(11.6)	59.36	(12.8)	82.61
Balance at end of period	0.4	50.77	5.3	32.59	16.9	51.00
of which exercisable at end of period	0.4	50.77	5.3	32.59	16.9	51.00

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance Share award activities

	2013		2012
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	23.3	23.90	–	–
Granted	26.6	26.44	23.7	23.90
Settled	(7.6)	23.90	0.0	0.00
Forfeited	(0.9)	24.92	(0.4)	23.90
Balance at end of period	41.4	25.51	23.3	23.90
of which vested	2.7	–	0.9	–
of which unvested	38.7	–	22.4	–

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities

	2013		2012		2011
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	55.8	34.28	48.1	41.91	17.3	43.86
Granted	40.4	26.43	25.1	23.44	40.5	41.08
Settled	(20.0)	34.09	(14.9)	40.20	(7.6)	43.32
Forfeited	(3.3)	31.80	(2.5)	37.36	(2.1)	43.39
Balance at end of period	72.9	30.09	55.8	34.28	48.1	41.91
of which vested	5.8	–	3.9	–	1.8	–
of which unvested	67.1	–	51.9	–	46.3	–

Stock compensation plan | Adjustable Performance Plan share awards
Share-based compensation disclosures
Share-based award activities
Adjustable Performance Plan share award activities

	2013		2012
	Number of APP share awards in million		Number of APP share awards in million
Adjustable Performance Plan share awards
Balance at beginning of period	30.8		–
Granted	1.2	[1]	31.0
Settled	(17.2)		0.0
Forfeited	(0.3)		(0.2)
Balance at end of period	14.5		30.8
of which vested	1.2		0.3
of which unvested	13.3		30.5
1 Represents additional units earned in the first quarter of 2013 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Stock compensation plan | Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Share-based award activities
Scaled Incentive Share Unit activities

	2013	2012	2011
SISU awards (million)
Balance at beginning of period	9.6	14.7	20.4
Settled	(4.8)	(4.9)	(5.1)
Forfeited	(0.1)	(0.2)	(0.6)
Balance at end of period	4.7	9.6	14.7
of which vested	1.2	1.7	1.0
of which unvested	3.5	7.9	13.7

Stock compensation plan | Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities
Incentive Share Unit activities

	2013	2012	2011
ISU awards (million)
Balance at beginning of period	3.6	13.3	37.7
Settled	(1.8)	(8.8)	(23.3)
Forfeited	(0.6)	(0.9)	(1.1)
Balance at end of period	1.2	3.6	13.3
of which vested	0.1	0.4	1.4
of which unvested	1.1	3.2	11.9

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense

in	2013	2012	2011
Deferred compensation expense (CHF million)
Share awards	806	773	759
Performance share awards	580	362	0
Plus Bond awards [1]	37	–	–
2011 Partner Asset Facility awards [2]	77	675	0
Adjustable Performance Plan share awards	30	71	0
Adjustable Performance Plan cash awards	4	281	1,087
Restricted Cash Awards	145	165	252
Scaled Incentive Share Units	38	95	404
Incentive Share Units [3]	(3)	62	172
2008 Partner Asset Facility awards [2]	93	173	3
Other cash awards	430	363	337
Discontinued operations	(21)	(23)	(21)
Total deferred compensation expense	2,216	2,997	2,993

Total shares delivered (million)
Total shares delivered	32.6	30.9	23.7
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
3 Includes forfeitures.

Additional information
Estimated unrecognized deferred compensation

end of	2013
Estimated unrecognized compensation expense (CHF million)
Share awards	800
Performance share awards	219
Plus Bond awards	18
Adjustable Performance Plan share awards	10
Adjustable Performance Plan cash awards	13
Restricted Cash Awards	136
Other cash awards	107
Total	1,303

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2014 for 2013.

Bank | Share options | Share option plan
Share-based compensation disclosures
Share-based award activities
Share option activities

	2013		2012		2011
	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF
Share options
Balance at beginning of period	5.2	32.61	16.5	50.99	28.3	63.94
Exercised	0.0	0.00	0.0	0.00	(0.1)	31.74
Forfeited	(0.1)	70.90	0.0	0.00	0.0	0.00
Expired	(4.7)	30.59	(11.3)	59.40	(11.7)	82.41
Balance at end of period	0.4	50.77	5.2	32.61	16.5	50.99
of which exercisable at end of period	0.4	50.77	5.2	32.61	16.5	50.99

Bank | Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities

	2013		2012
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	22.9	23.90	–	–
Granted	26.2	26.44	23.3	23.90
Settled	(7.5)	23.90	0.0	0.00
Forfeited	(0.9)	24.92	(0.4)	23.90
Balance at end of period	40.7	25.51	22.9	23.90
of which vested	2.7	–	0.9	–
of which unvested	38.0	–	22.0	–

Bank | Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities

	2013		2012		2011
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	55.1	34.27	47.6	41.91	17.3	43.86
Granted	40.0	26.43	24.5	23.39	39.8	41.03
Settled	(19.6)	34.12	(14.6)	40.43	(7.4)	43.39
Forfeited	(3.3)	32.04	(2.4)	36.96	(2.1)	43.39
Balance at end of period	72.2	30.07	55.1	34.27	47.6	41.91
of which vested	5.8	–	3.9	–	1.8	–
of which unvested	66.4	–	51.2	–	45.8	–

Bank | Stock compensation plan | Adjustable Performance Plan share awards
Share-based compensation disclosures
Share-based award activities
Adjustable Performance Plan share award activities

	2013		2012
	Number of APP share awards in million		Number of APP share awards in million
Adjustable Performance Plan share awards
Balance at beginning of period	29.7		–
Granted	1.1	[1]	29.9
Settled	(16.5)		0.0
Forfeited	(0.3)		(0.2)
Balance at end of period	14.0		29.7
of which vested	1.2		0.3
of which unvested	12.8		29.4
1 Represents additional units earned in the first quarter of 2013 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Bank | Stock compensation plan | Scaled Incentive Share Unit (SISU)
Share-based compensation disclosures
Share-based award activities
Scaled Incentive Share Unit activities

	2013	2012	2011
SISU awards (million)
Balance at beginning of period	9.4	14.4	20.0
Settled	(4.7)	(4.8)	(5.0)
Forfeited	(0.1)	(0.2)	(0.6)
Balance at end of period	4.6	9.4	14.4
of which vested	1.2	1.7	1.0
of which unvested	3.4	7.7	13.4

Bank | Stock compensation plan | Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities
Incentive Share Unit activities

	2013	2012	2011
ISU awards (million)
Balance at beginning of period	3.6	13.2	37.2
Settled	(1.8)	(8.7)	(23.0)
Forfeited	(0.6)	(0.9)	(1.0)
Balance at end of period	1.2	3.6	13.2
of which vested	0.1	0.4	1.4
of which unvested	1.1	3.2	11.8